CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Total USD ($)	Total CNY	Ordinary Share USD ($)	Ordinary Share CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Retained Earnings-Appropriated USD ($)	Retained Earnings-Appropriated CNY	Retained Earnings-Unappropriated USD ($)	Retained Earnings-Unappropriated CNY	Accumulated Other Comprehensive Loss USD ($)	Accumulated Other Comprehensive Loss CNY
Beginning Balance at Dec. 31, 2010		1,016,527,927		175,596		468,132,187		67,794,324		480,808,808		(382,988)
Beginning Balance (in shares) at Dec. 31, 2010				25,725,000
Increase (Decrease) in Stockholders' Equity
Net income		312,994,474								312,994,474
Transfer to statutory reserves		31,792,528						31,792,528		(31,792,528)
Foreign currency translation adjustment		(90,730)										(90,730)
Unrealized holding loss for available-for-sale securities, net of tax of RMB248,712 ($40,793)		0
Ending Balance at Dec. 31, 2011		1,329,431,671		175,596		468,132,187		99,586,852		762,010,754		(473,718)
Ending Balance (in shares) at Dec. 31, 2011				25,725,000
Increase (Decrease) in Stockholders' Equity
Net income		188,151,454								188,151,454
Transfer to statutory reserves		18,815,144						18,815,144		(18,815,144)
Foreign currency translation adjustment		(100)										(100)
Unrealized holding loss for available-for-sale securities, net of tax of RMB248,712 ($40,793)		0
Ending Balance at Dec. 31, 2012		1,517,583,025		175,596		468,132,187		118,401,996		931,347,064		(473,818)
Ending Balance (in shares) at Dec. 31, 2012		25,725,000		25,725,000
Increase (Decrease) in Stockholders' Equity
Net income	13,044,057	79,528,309								79,528,309
Transfer to statutory reserves	1,304,603	7,954,033						7,954,033		(7,954,033)
Foreign currency translation adjustment	4,166	25,405										25,405
Unrealized holding loss for available-for-sale securities, net of tax of RMB248,712 ($40,793)	(122,380)	(746,137)										(746,137)
Ending Balance at Dec. 31, 2013	$ 261,836,443	1,596,390,602	$ 25,725	175,596	$ 76,782,002	468,132,187	$ 20,724,635	126,356,029	$ 164,496,931	1,002,921,340	$ (192,850)	(1,194,550)
Ending Balance (in shares) at Dec. 31, 2013	25,725,000		25,725,000